SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Operating Income by Segment

The following financial information is the information that CODM uses for analyzing the segment results. The figures are presented in consolidated method as presented to CODM.

The following financial information is a summary of the operating income of each operational segment:

	Year ended December 31, 2021
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-company sales	Consolidated
Revenues
Sale of products and services	$22,238	$18,669	$33,232	$3,834	$-	$77,973
Intersegment revenues	3,739	177	-	-	(3,916)	-
Total revenues	25,977	18,846	33,232	3,834	(3,916)	77,973

Cost of revenues	24,044	16,922	26,444	2,978	(3,685)	66,703
Gross profit	1,933	1,924	6,788	856	(231)	11,270

Research and development	122	80	202	160	(47)	517
Selling and marketing	2,040	1,015	1,961	220	(89)	5,147
General and administrative	3,128	1,855	3,004	558	(191)	8,354
Other expenses (income)	(913)	-	(432)	(19)	896	(468)
Restructuring expenses, net	1,338	386	-	31	-	1,755

Operating income (loss)	$(3,782)	$(1,412)	$2,053	$(94)	$(800)	$(4,035)
Financial expenses, net						540
Loss before tax benefits						(4,575)

F - 51

TAT TECHNOLOGIES LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
U.S. dollars in thousands

NOTE 20 -SEGMENT INFORMATION (CONT)

b.Segments statement operations disclosure (cont.)

	Year ended December 31, 2020
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and lease	Overhaul and coating of jet engine components	Elimination of inter-company sales	Consolidated
Revenues
Sale of products and services	$20,179	$20,445	$31,189	$3,546	$-	$75,359
Intersegment revenues	2,946	195	-	-	(3,141)	-
Total revenues	23,125	20,640	31,189	3,546	(3,141)	75,359

Cost of revenues	21,703	17,885	26,961	3,312	(2,937)	66,924
Gross profit (loss)	1,422	2,755	4,228	234	(204)	8,435

Research and development	(3)	(2)	7	183	-	185
Selling and marketing	1,429	1,152	1,527	261	-	4,369
General and administrative	2,183	2,054	2,732	643	-	7,612
Other expenses (income)	-	21	-	294	-	315
Operating income (loss)	$(2,187)	$(470)	$(38)	$(1,147)	$(204)	$(4,046)
Financial expenses, net						770
Loss before taxes on income						(4,816)

F - 52

TAT TECHNOLOGIES LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
U.S. dollars in thousands

NOTE 20 -SEGMENT INFORMATION (CONT)

b.Segments statement operations disclosure (cont.)

	Year ended December 31, 2019
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and lease	Overhaul and coating of jet engine components	Elimination of inter-company sales	Consolidated
Revenues
Sale of products and services	$20,552	$34,183	$38,687	$4,057	$-	$97,479
Intersegment revenues	6,037	250	-	-	(6,287)	-
Total revenues	26,589	34,433	38,687	4,057	(6,287)	97,479

Cost of revenues	23,998	27,852	33,337	3,460	(6,468)	82,179
Gross profit	2,591	6,581	5,350	597	181	15,300

Research and development	58	83	7	(35)	-	113
Selling and marketing	1,530	1,638	1,334	427	-	4,929
General and administrative	1,978	2,734	2,408	534	-	7,654
Operating income (loss)	$(975)	$2,126	$1,601	$(329)	$181	$2,604

Financial expenses, net						422
Income before taxes on income						2,182

Schedule of Assets, Depreciation and Amortization, and Capital Expenditures by Segment

c.The following financial information identifies the assets, depreciation and amortization, and capital expenditures to segments:

	Year ended December 31, 2021
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Discontinued operation	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	27,271	27,267	45,112	-	7,128	4,055	110,833
Depreciation and amortization	2,174	740	1,683	-	284	-	4,881
Asset’s impairment	1,800	-	-	-	-	-	1,800
Expenditure for segment assets	271	4,831	5,624	-	1,604	-	12,330

	Year ended December 31, 2020
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Discontinued operation	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	32,536	21,525	41,433	-	6,073	14,554	116,121
Depreciation and amortization	1,400	1,020	799	-	846	-	4,065
Expenditure for segment assets	765	556	9,410	-	309	-	11,040